Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 487,763,446.32
Previously Paid Amount	0.00
Total Fee Amount	67,360.13
Total Offset Amount	67,360.13
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 487,763,446.32
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true